UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-04704
                                                     ---------
                            Primary Trend Fund, Inc.
                            ------------------------
               (Exact name of registrant as specified in charter)

                               700 N. Water Street
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)


                                   Lilli Gust
                     Arnold Investment Counsel Incorporated
                               700 N. Water Street
                               Milwaukee, WI 53202
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (414) 271-2726
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------
                    Date of reporting period: March 31, 2006
                                              --------------


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                                    FORM N-Q
ITEM 1.  SCHEDULE OF INVESTMENTS.

The Primary Trend Fund, Inc.
Schedules of Investments
March 31, 2006 (Unaudited)

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PORTFOLIOS OF INVESTMENTS
March 31, 2006 (unaudited)
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                             THE PRIMARY TREND FUND
                                                                                                                    Market
  Shares                                                                                           Cost             Value
-----------                                                                                   ------------     -------------
              COMMON STOCKS                80.2%
    12,000    Abbott Laboratories (Pharmaceutical products)                                     $ 429,354         $ 509,640
     9,000    Allstate Corp. (Insurance)                                                          268,976           468,990
    15,000    Anheuser-Busch Companies, Inc. (Beverages)                                          498,505           641,550
    13,333    Aqua America, Inc. (Water utility)                                                  250,312           370,924
    15,000    AT&T Inc. (Communications)                                                          360,250           405,600
     6,998    BP plc (Integrated oil company)                                                     143,640           482,442
    25,000    Bristol-Myers Squibb Co. (Pharmaceuticals)                                          610,745           615,250
    10,000    Campbell Soup Co. (Diversified food)                                                299,630           324,000
     6,000    Chubb Corp. (Insurance)                                                             327,730           572,640
     9,000    Darden Restaurants, Inc. (Restaurant chains)                                        204,820           369,270
    14,000    Du Pont (E.I.) de Nemours & Co. (Diversified chemicals)                             585,106           590,940
     7,000    Eli Lilly & Co. (Pharmaceuticals)                                                   383,450           387,100
    10,000    Famous Dave's Of America, Inc. (Diversified food) *                                 129,617           130,600
     6,000    Gannett Co., Inc. (Media)                                                           376,910           359,520
    23,000    General Electric Co. (Diversified manufacturing)                                    668,649           799,940
    10,000    General Mills, Inc. (Diversified food)                                              452,291           506,800
     7,000    Johnson & Johnson (Medical products)                                                299,250           414,540
    16,000    Marcus Corp. (Consumer Services)                                                    305,196           319,200
    11,000    McDonald's Corp. (Restaurant chains)                                                220,071           377,960
    23,000    Microsoft Corp. (Technology)                                                        617,150           625,830
    20,000    News Corp. - Class B (Communications)                                               302,950           351,200
     6,000    Occidental Petroleum Corp. (Integrated oil company)                                 121,944           555,900
     8,000    PartneRe Ltd. (Financial)                                                           266,855           496,720
    25,000    Pfizer, Inc. (Pharmaceuticals)                                                      601,010           623,000
    30,000    Schering-Plough Corp. (Pharmaceuticals)                                             520,799           569,700
    19,000    Tribune Co. (Media)                                                                 645,025           521,170
    11,160    United Technologies Corp. (Aerospace)                                               231,525           646,945
    15,000    Waste Management, Inc. (Waste disposal)                                             440,199           529,500
    12,000    Wausau Paper Corp. (Materials)                                                      152,962           170,040
                                                                                              ------------     -------------
               Total Common Stocks                                                             10,714,921        13,736,911
                                                                                              ------------     -------------

 PRINCIPAL
  AMOUNT
-----------
              BONDS AND NOTES               2.2%
              CORPORATE BOND
  $400,000    Alabama Power Co., 3.125%, due 5/1/08                                               397,223           382,969
                                                                                              ------------     -------------

               Total Bonds and Notes                                                              397,223           382,969
                                                                                              ------------     -------------

               Total Long-Term Investments                                                     11,112,144        14,119,880
                                                                                              ------------     -------------

              SHORT-TERM INVESTMENTS       17.6%
              VARIABLE RATE DEMAND NOTES
    40,400    American Family Ins. Co., 4.47%                                                      40,400            40,400
 2,957,414    US Bank, N.A., 4.57%                                                              2,957,414         2,957,414
    12,029    Wisconsin Corporate Central Credit Union, 4.49%                                      12,029            12,029
                                                                                              ------------     -------------
               Total Short-Term Investments                                                     3,009,843         3,009,843
                                                                                              ------------     -------------

              TOTAL INVESTMENTS           100.0%                                             $ 14,121,987        17,129,723
                                                                                             ============

              Other Assets less Liabilities 0.0%                                                                      2,607
                                                                                                               -------------

              NET ASSETS                  100.0%                                                               $ 17,132,330
                                                                                                               =============
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* Non-income producing

SUMMARY OF INVESTMENTS BY SECTOR

                                        Percent of
Sector                                  Investment Securities
------                                  ---------------------
Health Care                                18.2%
Short-term (cash)                          17.6%
Consumer Discretionary                     14.2%
Industrials                                11.5%
Financials                                  9.0%
Consumer Staples                            8.6%
Energy                                      6.1%
Materials                                   4.4%
Utilities                                   2.2%
Technology                                  3.7%
Telecom Services                            2.4%
Government Bonds                            2.2%
Totals                                    100.0%

See notes to Schedule of Investments.


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ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Primary Trend Fund, Inc.

By:      /s/Lilli Gust
    -----------------------------------------
         Lilli Gust
         Principal Executive Officer

Date:    May 23, 2006
      ---------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Lilli Gust
    ------------------------------------------
         Lilli Gust
         Principal Executive Officer

Date:    May 23, 2006
      ----------------------------------------


By:      /s/Lilli Gust
    ------------------------------------------
         Lilli Gust
         Principal Financial Officer

Date:    May 23, 2006
      ----------------------------------------


                                  EXHIBIT INDEX
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)




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NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2006 (unaudited)

ORGANIZATION
The Primary Trend Fund, Inc. ("Trend Fund") began operations on September 15, 1986. The Primary Income Fund, Inc. ("Income Fund") began operations on September 1, 1989. The Trend Fund and the Income Fund, collectively, the "Funds," are registered under the Investment Company Act of 1940 as open-end investment management companies.

Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Price information on listed stocks is taken from the exchange where the security is primarily traded. Other securities for which market quotations are not readily available are valued under procedures approved by the Board of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

TAX INFORMATION

At March 31, 2006, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes of $14,121,987 and $3,339,648 for the Trend Fund and Income Fund, respectively, were as follows:

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                                                              TREND FUND                INCOME FUND

Appreciation....................................                $3,193,845                 $731,584
Depreciation....................................                  (186,109)                (110,722)

                                                        -----------------------     --------------------

Net Appreciation on Investments..........                       $3,007,736                 $620,862

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